Investor P [Member] Shareholder Fees - Investor P [Member] - iShares U.S. Aggregate Bond Index Fund - Investor P Shares	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%